November 8, 2013	Rajib Chanda
202-508-4671
202-383-7793 fax
rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers Trust I

File Nos. 033-44909 and 811-06520

Ladies and Gentlemen:

On behalf of Managers Trust I (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on October 21, 2013 under Rule 497(e) (SEC Accession No. 0001193125-13-405407), to the Prospectus for Managers AMG FQ Global Essentials Fund dated March 1, 2013, as revised May 15, 2013, and supplemented October 18, 2013.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda